Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets Useful Lives
The following table shows the respective useful lives for intangible assets:

Category	Estimated useful life
Brands	20 years
Intellectual property	3–10 years
Developed technology	6–15 years
Customer relationships	8–18 years
Other	2–10 years

Finite-Lived Other Intangible Assets
As of December 31, 2022, intangible assets consist mainly of brands, intellectual property, developed technology and customer relationships obtained from the acquisitions of HMI (2016) and Cymer (2013):

€, in millions	Brands	Intellectual property	Developed technology	Customer relationships	Other	Total
Cost
Balance at January 1, 2021	38.9	144.8	1,230.1	228.6	145.9	1,788.3
Additions	—	—	—	—	45.6	45.6
Divestment	—	—	(9.9)	—	(0.8)	(10.7)
Disposals	—	—	—	—	(0.5)	(0.5)
Effect of changes in exchange rates	—	—	—	—	(0.2)	(0.2)
Balance at December 31, 2021	38.9	144.8	1,220.2	228.6	190.0	1,822.5
Additions	—	1.5	—	—	32.5	34.0
Disposals	—	—	—	—	(1.6)	(1.6)
Effect of changes in exchange rates	—	0.8	—	—	1.6	2.4
Balance at December 31, 2022	38.9	147.1	1,220.2	228.6	222.5	1,857.3

Accumulated amortization
Balance at January 1, 2021	11.1	78.8	510.7	95.9	42.9	739.4
Amortization	1.9	8.4	84.2	12.7	25.8	133.0
Divestment	—	—	(0.9)	—	(0.4)	(1.3)
Disposals	—	—	—	—	(0.4)	(0.4)
Effect of changes in exchange rates	—	—	—	—	(0.3)	(0.3)
Balance at December 31, 2021	13.0	87.2	594.0	108.6	67.6	870.4
Amortization	1.9	8.6	83.4	12.7	28.5	135.1
Impairment charges	—	—	—	—	9.2	9.2
Disposals	—	—	—	—	(1.4)	(1.4)
Effect of changes in exchange rates	—	—	—	—	1.6	1.6
Balance at December 31, 2022	14.9	95.8	677.4	121.3	105.5	1,014.9

Carrying amount
December 31, 2021	25.9	57.6	626.2	120.0	122.4	952.1
December 31, 2022	24.0	51.3	542.8	107.3	117.0	842.4

Finite-Lived Intangible Assets Amortization Expense
The Consolidated Statements of Operations include the following amortization charges:

Year ended December 31 (€, in millions)	2020	2021	2022
Cost of Sales	101.8	107.8	105.9
R&D Costs	12.0	14.5	18.2
SG&A	9.7	10.7	11.0
Total Amortization	123.5	133.0	135.1

Future Amortization Expenses
As of December 31, 2022, the estimated amortization expenses for intangible assets for the next five years and thereafter is as follows:

€, in millions	Amount
2023	130.8
2024	124.8
2025	119.3
2026	113.0
2027	109.1
Thereafter	245.4
Total	842.4